Allowance for expected credit losses - Narrative (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 158	£ (44)
UK mortgages | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	98	132
UK mortgages | Judgemental adjustments £m | Repossession risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	85	110
UK mortgages | Judgemental adjustments £m | Mortgage accounts in specific segments
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	13	13
Credit cards | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	9	(7)
Credit cards | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	50	55
Credit cards | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(45)	(57)
Retail – other | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	102	90
Retail – other | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	10	10
Retail – other | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	53	47
Commercial Banking £m | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(51)	(259)
Commercial Banking £m | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	40	(80)
Commercial Banking £m | Judgemental adjustments £m | Corporate insolvency rates
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(153)	(253)
Commercial Banking £m | Judgemental adjustments £m | Commercial real estate price reduction
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	10	35
Commercial Banking £m | Judgemental adjustments £m | Corporate income gearing (CIG)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	37
Commercial Banking £m | Judgemental adjustments £m | Global tariff and geo-political disruption risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	50	0
Motor finance | Residual value impairment and voluntary terminations
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 211	£ 178	£ 185